NOTE 3 - ACQUISITIONS	12 Months Ended
Dec. 29, 2012
Business Combination Disclosure [Text Block]
NOTE 3 – ACQUISITIONS

EBTEC

On June 1, 2012, the Company acquired all of the outstanding stock of EBTEC Corporation. This business is hereinafter referred to as “EBTEC”. The acquisition was accounted for under the acquisition method of accounting with the tangible and intangible assets and liabilities acquired recorded at their fair values at the date of acquisition. The results of operations of the acquired business have been included in the Company’s operating results beginning as of the effective date of the acquisition, June 1, 2012. The acquisition provides highly complementary and advanced capabilities that are required for the manufacture of the Company’s precision parts. EBTEC is included in the Company’s Aerospace segment. The Company incurred transaction costs of $417 which are recorded within the Selling, General and Administrative Expenses on the Company’s Consolidated Statements of Comprehensive Income. EBTEC’s revenues since the date of acquisition are $7,193 and are included in the Company’s Consolidated Statement of Comprehensive Income.

The purchase price was subsequently adjusted in September, 2012 from $11,094 to $10,892, a reduction of $182, due to the final determination of the purchase price as provided for in the purchase agreement. The $182 adjustment was reflected as an adjustment to goodwill. Approximately $1,630 of the purchase price was funded through the issuance of 150,523 shares of the Company’s common stock.

The balance of the purchase price, less $217 cash acquired, was paid in cash in the amount of $9,045.  Fair values are as follows:

Cash	$217
Accounts receivable	2,075
Inventories	1,100
Prepaid expenses	146
Deferred tax asset	167
Property, plant and equipment	6,202
Intangible assets	1,175
Goodwill (1)	3,566
Accounts payable and accrued expenses	(1,582)
Deferred tax liabilities	(2,174)
$10,892

(1) Because this was an acquisition of stock, goodwill will not be deductible for tax purposes.  Goodwill resulted from this transaction because we believe EBTEC augments the Company’s position in the aerospace market and will allow it to more effectively manage portions of its production process previously outsourced.

SMITH RENAUD

On October 5, 2012, the Company acquired certain of the assets and liabilities of Smith-Renaud, Inc. a privately–owned developer and remanufacturer of turnkey centerless grinding systems and a designer, manufacturer and rebuilder of custom precision spindles. This business is hereinafter referred to as “Smith Renaud”. The acquisition was accounted for under the purchase method of accounting with the assets and liabilities acquired recorded at their fair values at the date of acquisition. The results of operations of the acquired business have been included in the Company’s operating results beginning as of the effective date of the acquisition, October 5, 2012. The acquisition provides highly complementary and advanced capabilities that are required for the manufacture of the Company’s spindles and industrial grinders. Smith Renaud is included in the Company’s Industrial segment.  The Company incurred transaction costs of $4 which are recorded within the Selling, General and Administrative Expenses on the Company’s Consolidated Statements of Comprehensive Income.  Smith Renaud’s revenues since the date of acquisition total $442 and are included in the Company’s Consolidated Statement of Comprehensive Income.

The purchase agreement provided for a payment at closing of $150 and contingent consideration ranging from $0 to $650 in additional installments upon meeting certain measures of earnings before interest, taxes depreciation and amortization (“EBITDA”) on each of the first three anniversaries of the closing (“contingent consideration”).  The purchase price recorded by the Company was calculated as the sum of the $150 at closing plus the fair value of the $359 of contingent consideration, for a total purchase price of $509.  There was no change in the valuation of the contingent consideration from October 5, 2012 to December 29, 2012.

The contingent consideration liabilities’ fair value is determined by calculating the present value of the estimated liability that is expected to be paid in the future (an income approach). The Company estimated the undiscounted liability expected to be paid in the future by developing various hypothetical scenarios in which the consideration could be earned and weighting those scenarios based on expectations that those scenarios will actually occur.

Fair values are preliminarily estimated as follows:

Inventories	$130
Property, plant and equipment	496
Intangible assets	110
Accrued expenses	(51)
$685

Because the Fair Value of the identified assets and liabilities exceeded the fair value of the consideration, the Company recorded a bargain purchase gain of $176 which has been included in Other Income.

The following pro forma consolidated financial information is presented for the fiscal years ended December 29, 2012 and December 31, 2011, as though both of the acquisitions had been completed at the beginning of the respective periods.  The pro forma results for net income include adjustments for depreciation, intangible asset amortization, inventory step-up amortization, former parent corporate charges, interest and tax expense. The pro forma weighted average shares used to compute net income per common share (basic and diluted) differ from the weighted average shares used in the consolidated statements of income in order to reflect the 150 shares of EDAC common stock issued to acquire EBTEC.

	December 29, 2012	December 31, 2011
Sales	$113,621	$100,700
Net income	6,314	4,302
Basic income per share	$1.20	$0.82
Diluted income per share	$1.10	$0.78

The nature and amount of pro forma adjustments directly attributable to the business combinations are as follows (in thousands):

1) Amortization of intangible assets $71.

2) Remove corporate charge $282